Leases (Direct Finance and Sales-type Leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net investment in direct finance and sales-type leases
Total minimum lease payments to be received	$ 1,018	$ 1,066
Less: amounts representing estimated executory costs	(179)	(189)
Minimum lease payments receivable	839	877
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(487)	(532)
Net investment in direct finance and sales-type leases	535	528
Principal due within one year (included in "Receivables and other current assets")	18	17
Net investment in sales-type leases - long-term (included in "Other long-term assets")	42	38
Net Investment in direct finance leases - long-term	475	473
Future minimum lease payments to be received for each of the next five years and in aggregate thereafter
2021	78
2022	77
2023	76
2024	77
2025	79
Thereafter	631
Total minimum lease payments to be received	1,018	1,066
Less: executory costs	(179)	(189)
Minimum lease payments receivable	$ 839	$ 877